FAIR VALUE MEASUREMENT - changes in level 3 (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Business combination		$ (1,037)
Level 3
FAIR VALUE MEASUREMENT
Fair value as beginning balance	$ 2,106	1,375
Payment	(249)
Business combination		1,768
Change in fair value	(903)	(1,037)
Fair value as ending balance	954	2,106
Level 3 | Accrued expenses and other payables
FAIR VALUE MEASUREMENT
Fair value as beginning balance	729	688
Payment	(249)
Change in fair value	(375)	(263)
Classification of current maturity	(416)	304
Fair value as ending balance	521	729
Level 3 | Other long- term liabilities
FAIR VALUE MEASUREMENT
Fair value as beginning balance	1,377	687
Business combination		1,768
Change in fair value	(528)	(774)
Classification of current maturity	416	(304)
Fair value as ending balance	$ 433	$ 1,377